CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Cash	$ 212,346	$ 1,219,358	$ 196,153
Accounts receivable, net	798,329	563,905	414,809
Prepaid expenses and other current assets	441,200	1,725,062	480,706
Total current assets	1,451,875	3,508,325	1,091,668
Property and equipment, net	179,140	202,421	74,194
Right of use lease asset - operating	934,160	1,122,412	944,487
Software development costs, net	1,536,484	903,412	531,061
Acquired technology, net	6,079,918	0	79,428
Customer relationships, net	2,178,837	2,980,412	2,350,380
Forward purchase agreement	375,279	5,484,556	0
Goodwill	1,484,966	1,484,966	1,484,966
Total long-term assets	12,768,784	12,178,179	5,464,516
TOTAL ASSETS	14,220,659	15,686,504	6,556,184
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	5,094,793	3,243,338	2,336,174
Operating lease liability, current portion	345,496	241,945	169,417
Notes payable, current portion	6,953,285	4,720,454	4,034,865
Related party notes payable, current portion	561,337	550,975	244,666
Deferred revenue	167,816	119,598	13,847
Total current liabilities	13,122,727	8,876,310	6,798,969
Long-term debt, net of current maturities	3,138,093	1,420,137	1,449,261
Long-term related party debt, net of current maturities	323,735
Operating lease liability, net of current portion	656,739	945,889	809,458
Total long-term liabilities	4,118,567	2,366,026	2,258,719
TOTAL LIABILITIES	17,241,294	11,242,336	9,057,688
Commitments and Contingencies (Note 11)		0	0
STOCKHOLDERS' EQUITY
Preferred Stock par value $0.0001; 40,000,000 shares authorized; Issued and Outstanding: 4,480,845 as of September 30, 2024 and 3,755,209 as of December 31, 2023	448	376	0
Common Stock par value $0.0001; 250,000,000 shares authorized; Issued and Outstanding: 11,836,277 as of September 30, 2024 and 10,068,477 as of December 31, 2023	1,184	1,007	608
Additional paid-in-capital	135,191,201	119,481,543	80,359,848
Accumulated deficit	(138,213,468)	(115,038,758)	(82,861,960)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(3,020,635)	4,444,168	(2,501,504)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 14,220,659	$ 15,686,504	$ 6,556,184